Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 27, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by segment
The changes in the carrying amount of goodwill by segment for 2013 and 2012 are as follows ($ in millions):

	NA Installation & Services	ROW Installation & Services	Global Products	Total
As of September 30, 2011
Gross Goodwill	$2,119	$1,926	$1,629	$5,674
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	1,993	858	1,062	3,913
Acquisitions/ Purchase Accounting Adjustments	—	28	66	94
Currency Translation	8	19	1	28
As of September 28, 2012
Gross Goodwill	$2,127	$1,973	$1,696	$5,796
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	2,001	905	1,129	4,035
Acquisitions/ Purchase Accounting Adjustments	24	42	90	156
Transfers	(39)	—	39	—
Currency Translation	(8)	(19)	(1)	(28)
As of September 27, 2013
Gross Goodwill	$2,104	$1,996	$1,824	$5,924
Impairments	(126)	(1,068)	(567)	(1,761)
Carrying Amount of Goodwill	$1,978	$928	$1,257	$4,163

Schedule of intangible assets
The following table sets forth the gross carrying amount and accumulated amortization of the Company's intangible assets as of September 27, 2013 and September 28, 2012 ($ in millions):

	As of
	September 27, 2013		September 28, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable:
Contracts and related customer relationships	$1,420	$1,101	$1,499	$1,153
Intellectual property	623	477	552	468
Other	40	13	36	9
Total	$2,083	$1,591	$2,087	$1,630
Non-Amortizable:
Intellectual property	$223		$224
Franchise rights	76		77
Total	$299		$301